Note 5 - Segment Information - Schedule of Noncurrent Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Noncurrent assets	€ 1,691	€ 4,888	[1]
FINLAND
Statement Line Items [Line Items]
Noncurrent assets	291	898
GERMANY
Statement Line Items [Line Items]
Noncurrent assets	€ 1,400	€ 3,990

[1]	Certain amounts have been reclassified to conform to the 2022 presentation.